CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues:
-Non-related parties	$ 3,101,113	$ 3,624,687	$ 3,221,928
-Related parties	99,470	119,825	168,465
Total net revenues	3,200,583	3,744,512	3,390,393
Cost of revenues:
-Non-related parties	2,424,476	2,894,611	2,641,583
-Related parties	57,610	74,819	111,212
Total cost of revenues	2,482,086	2,969,430	2,752,795
Gross profit	718,497	775,082	637,598
Operating expenses:
Selling expenses	180,326	165,402	156,032
General and administrative expenses	242,783	245,376	230,998
Research and development expenses	47,045	44,193	28,777
Other operating income, net	(10,536)	(44,546)	(47,554)
Total operating expenses, net	459,618	410,425	368,253
Income from operations	258,879	364,657	269,345
Other income (expenses):
Interest expense	(81,326)	(106,032)	(117,971)
Interest income	12,039	11,207	10,477
Loss on change in fair value of derivatives, net	(22,218)	(19,230)	(272)
Foreign exchange gain (loss)	10,370	6,529	(23,449)
Investment income (loss)	1,929	41,361	(3,607)
Other expenses, net	(79,206)	(66,165)	(134,822)
Income before income taxes and equity in earnings of unconsolidated investees	179,673	298,492	134,523
Income tax expense	(42,066)	(61,969)	(40,951)
Equity in earnings (loss) of unconsolidated investees	28,948	5,908	9,411
Net income	166,555	242,431	102,983
Less: net income (loss) attributable to non-controlling interests	(5,030)	5,361	3,411
Net income attributable to Canadian Solar Inc.	$ 171,585	$ 237,070	$ 99,572
Earnings per share - basic	$ 2.88	$ 4.02	$ 1.71
Shares used in computation - basic	59,633,855	58,914,540	58,167,004
Earnings per share - diluted	$ 2.83	$ 3.88	$ 1.69
Shares used in computation - diluted	60,777,696	62,291,670	61,548,158